Note 28 - Related Parties (Details Textual) - USD ($) $ in Thousands					12 Months Ended
	Dec. 18, 2019	May 29, 2019	May 27, 2019	Apr. 16, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 30, 2018	Nov. 01, 2017
Statement Line Items [Line Items]
Receivables due from related parties					$ 924	$ 1,267
Revolving line of credit to Powerbets [member]
Statement Line Items [Line Items]
Maximum borrowing capacity provided to related party								$ 6,000
Line of credit, receivable from related party					3,000		$ 2,600
Line of credit fatality, receivable from related party, accrued interest					0
Technology, other, and advertising revenue from Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Income from (expenses to) related parties					2,200	4,400
Trade receivable from Powerbets Holding Limited [member]
Statement Line Items [Line Items]
Receivables due from related parties					6,579	4,369
Disposal of shares in associates from Wisdom Connection III Holding Inc. [member]
Statement Line Items [Line Items]
Shares transferred, shares (in shares)				1,242,322
Shares transferred, value				$ 500
Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Amount of debt converted to equity		$ 2,670	$ 7,500
Cash transferred		$ 1,930
Investments in associates					$ 12,100
Sales agreement, related party, mobile phone inventory amount to sell	$ 6,270
Opay Digital Services Limited [member] | Preference shares [member]
Statement Line Items [Line Items]
Shares in associate purchased (in shares)		1,230,736	3,210,617
Shares in associate purchased, value		$ 4,600
Line of credit facility to Putu Novi Financing Corporation [member]
Statement Line Items [Line Items]
Line of credit, receivable from related party	$ 0
Line of credit facility, receivable from related party, term (Month)	1 year 180 days
Services provided and received to related parties [member] | Bottom of range [member]
Statement Line Items [Line Items]
Percent of markup on invoices					5.00%
Services provided and received to related parties [member] | Top of range [member]
Statement Line Items [Line Items]
Percent of markup on invoices					8.00%
Prepayments to 360 Mobile Security [member]
Statement Line Items [Line Items]
Receivables due from related parties					$ 15,500	$ 10,400